Leases (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Leases
Schedule of Lease Related Assets and Liabilities

The table below presents the lease related assets and liabilities recorded on the Company’s condensed consolidated balance sheets as of May 31, 2022 and August 31, 2021:

		May 31,	August 31,
		2022	2021
	Classification on Balance Sheet
Assets
Operating lease assets	Operating lease right of use assets	$2,222,970	$2,543,396
Total lease assets		$2,222,970	$2,543,396

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$544,690	$530,797
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	1,734,790	2,057,805
Total lease liability		$2,279,480	$2,588,602

The table below presents the lease related assets and liabilities recorded on the Company’s consolidated balance sheets as of August 31, 2021 and 2020:

		2021	2020
	Classification on Balance Sheet
Assets
Operating lease assets	Operating lease right of use assets	$2,543,396	$2,810,556
Total lease assets		$2,543,396	$2,810,556

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$530,797	$563,793
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	2,057,805	2,266,887
Total lease liability		$2,588,602	$2,830,680

Schedule of Lease Obligations

Future minimum operating lease payments are as follows:

Twelve Months Ending May 31,
2023	$707,309
2024	491,435
2025	406,221
2026	379,585
2027	378,902
Thereafter	464,438
Total payments	2,827,890
Amount representing interest	(548,410)
Lease obligation, net	2,279,480
Less lease obligation, current portion	(544,690)
Lease obligation, long-term portion	$1,734,790

Lease obligations at August 31, 2021 consisted of the following:

Years Ending August 31,
2022	$717,772
2023	649,974
2024	444,301
2025	366,620
2026	351,434
Thereafter	728,841
Total payments	3,258,942
Amount representing interest	(670,340)
Lease obligation, net	2,588,602
Less lease obligation, current portion	(530,797)
Lease obligation, long-term portion	$2,057,805

Schedule of Finance Leases

The net book value of equipment under finance leases included in property and equipment on the accompanying condensed consolidated balance sheets at May 31, 2022 and August 31, 2021 is as follows:

	May 31,	August 31,
	2022	2021

Cost	$209,457	$209,457
Accumulated amortization	(178,383)	(136,491)
Net book value	$31,074	$72,966

The net book value of equipment under finance leases included in property and equipment on the accompanying balance sheet at August 31, 2021 is as follows:

Cost	$209,457
Accumulated amortization	(136,491)
Net book value	$72,966

Schedule of Future Minimum Lease Payments

Future minimum finance lease payments are as follows:

Twelve Months Ending May 31,
2023	$16,631
2024	8,092
Total payments	24,723
Amount representing interest	(178)
Lease obligation, net	24,545
Less lease obligation, current portion	(15,982)
Lease obligation, long-term portion	$8,563

Future minimum finance lease payments are as follows:

Years Ending August 31,
2022	$25,153
2023	9,719
2024	5,669
Total payments	40,541
Amount representing interest	(1,140)
Lease obligation, net	39,401
Less lease obligation, current portion	(23,184)
Lease obligation, long-term portion	$16,217